INTANGIBLE ASSETS - Expected Future Amortization Expense (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Future Amortization Expense
2024	$ 746,466
2025	718,616
2026	598,616
2027	465,283
2028	118,616
Thereafter	395,383
Total Future Amortization Expense	$ 3,042,980	$ 9,703,335